Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Tax	Income Tax
The composition of income tax expense (benefit) for the years ended December 31, 2025, 2024, and 2023 was as follows:

	For the year ended December 31,
(dollars in thousands)	2025	2024	2023
Current:
Federal	$4,039	$3,070	$793
State	23	—	67
Total current	4,062	3,070	860
Deferred:
Federal	1,236	1,032	(1,384)
State	—	—	—
Total deferred	1,236	1,032	(1,384)
Total income tax expense (benefit)	$5,298	$4,102	$(524)
A reconciliation between reported income tax expense and the amounts computed by applying the U.S. federal statutory income tax rate of 21% to income before income taxes is presented in the table below for the year ended December 31, 2025. State and local income taxes are primarily related to the State of Kansas, while amounts related to other jurisdictions were not significant, in the aggregate, during the reported periods.

	For the year ended December 31,
	2025
(dollars in thousands)	Amount	%
Tax at statutory federal income tax rate	$6,111	21.00%
State and local income taxes, net of federal benefit	(5)	(0.02)
Foreign tax effects	—	—
Effect of changes in tax laws or rates enacted in current period	—	—
Effect of cross-border tax laws	—	—
Tax credits	(53)	(0.18)
Changes in federal valuation allowances	—	—
Nontaxable or nondeductible items
Tax exempt income, net	(688)	(2.36)
Section 265/291 interest disallowance	375	1.29
Income on BOLI	(431)	(1.48)
Other nondeductible items	46	0.16
Changes in unrecognized tax benefits	—	—
Other, net	(57)	(0.20)
Provision for income tax expense	$5,298	18.21%

The effective tax rate differs from the U.S. federal statutory rate primarily due to tax-free revenues for the year ended December 31, 2025.
The following table presents the required disclosures prior to the Company's adoption of ASU 2023-09 and reconciles the U.S. federal statutory income tax rate to the effective tax rate for the years ended December 31, 2024 and 2023:

	For the year ended December 31,
	2024		2023
(dollars in thousands)	Amount	%	Amount	%
Income before provision for income tax (benefit)	$22,358		$432
Tax at statutory federal income tax rate	4,695	21.00	91	21.00
Tax-exempt income, net	(567)	(2.54)	(509)	(117.88)
State income tax expense, net of federal tax expense	—	—	53	12.25
Other, net	(26)	(0.11)	(159)	(36.86)
Provision for income tax expense (benefit)	$4,102	18.35%	$(524)	(121.49)%
Income taxes (benefit) as a percentage of earnings before income taxes (benefit) as reported in the consolidated financial statements were 18.35% and (121.49)% for the years ended December 31, 2024 and 2023, respectively, which was lower than the U.S. federal statutory rate of 21% primarily due to tax-free revenues.
The Company adopted ASU 2023-09 on a prospective basis for the year ended December 31, 2025, and has included the following table as a result of the adoption, which presents income taxes paid (net of refunds received) for the year ended December 31, 2025:

For the year ended December 31,
(dollars in thousands)	2025
Federal	$3,192
State and local taxes	14
Total	$3,206
The following table summarizes the income taxes paid for the years ended December 31, 2024 and 2023:

	For the year ended December 31,
(dollars in thousands)	2024	2023
Cash paid during the year for:
Income taxes	$2,596	$1,925
The components of deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 were as follows:

	December 31,
(dollars in thousands)	2025	2024
Deferred tax assets:
Allowance for loan losses	$4,123	$4,589
Securities	4,344	6,428
Other real estate owned	—	421
Deferred loan fees	524	450
Lease liability	816	352
Accrued / deferred compensation	560	763
Other	508	497
Total deferred tax assets	10,875	13,500
Deferred tax liabilities:
Premises and equipment	413	515
Deferred loan costs	374	395
Pension	2,949	2,424
Right-of-use asset	773	343
Prepaid expenses	341	233
Other	79	61
Total deferred tax liabilities	4,929	3,971
Net deferred tax assets	$5,946	$9,529
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. In management's opinion, the Company will more likely than not realize the benefits of its deferred tax assets and, therefore, has not established a valuation allowance against its deferred tax assets as of December 31, 2025 and 2024. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income of the appropriate character over the periods in which the deferred tax assets are deductible.
The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. For each of the years ended December 31, 2025 and 2024, the Company did not have any uncertain tax provisions and did not record any related tax liabilities.